DEFERRED REVENUES AND COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues and Related Costs

Deferred revenues and related costs consisted of the following (in thousands):

	March 31, 2020	December 31, 2019
Deferred contract revenues	$819,147	$837,190
Deferred merchandise trust revenue	97,910	104,304
Deferred merchandise trust unrealized gains (losses)	(49,650)	7,881

Deferred revenues	$867,407	$949,375

Deferred selling and obtaining costs	$113,611	$114,944

Deferred revenues and related costs consisted of the following (in thousands):

	December 31, 2019	December 31, 2018
Deferred contract revenues	$837,190	$835,922
Deferred merchandise trust revenue	104,304	92,718
Deferred merchandise trust unrealized gains (losses)	7,881	(9,034)

Deferred revenues	$949,375	$919,606

Deferred selling and obtaining costs	$114,944	$113,644

Schedule of Customer Contract Liabilities, Net

The components of the customer contract liabilities, net in the Company’s consolidated balance sheets at March 31, 2020 and December 31, 2019 were as follows (in thousands):

	March 31, 2020	December 31, 2019
Customer contract liabilities, gross	$889,868	$974,927
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(22,461)	(25,552)

Customer contract liabilities, net	$867,407	$949,375

The components of the customer contract liabilities, net in the Company’s consolidated balance sheets at December 31, 2019 and December 31, 2018 were as follows (in thousands):

	December 31, 2019	December 31, 2018
Customer contract liabilities, gross	$974,927	$943,028
Amounts due from customers for unfulfilled performance obligations on cancellable pre-need contracts	(25,552)	(23,422)

Customer contract liabilities, net	$949,375	$919,606